Trade payables	12 Months Ended
Dec. 31, 2021
Trade payables

15 Trade payables

	Note	2021	2020
Trade payables:
Domestic market
Third parties		1,505,841	1,077,679
Third parties (forfait)	(i)	487,806	239,512
Total Third parties		1,993,647	1,317,191

Related parties		208,287	97,900
Related parties (forfait)	(i)	40,148	546,044
Total Related parties	9	248,435	643,944

Foreign market	(ii)
Third parties		9,962,736	8,023,032

Present value adjustment - foreign market	(iii)	(40,088)	(30,619)
		12,164,730	9,953,548

Current liabilities		12,053,266	9,946,315
Non-current liabilities		111,464	7,233
Total		12,164,730	9,953,548

(i)	The Company has payment agreements with financial institutions that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company’s interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained.
(ii)	Considers R$4.7 billion (2020: R$4.7 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
(iii)	The rate for calculating the Present Value Adjustment (“PVA”) applied to the external market payments with terms equal to or longer than 90 days is calculated based on the average rate for lengthening the term of trade payables.